PROMISSORY NOTE TO RELATED PARTIES (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
PROMISSORY NOTE TO RELATED PARTIES
Balance at the beginning of period or year	$ 591,170	$ 487,790
Accretion of liability	84,718	103,380
Converted to Company's restricted common Stock	(675,888)	0
Balance at the end of period or year	$ 0	$ 591,170